Item G.1.b.iv

BNY Mellon Strategic Municipal Bond Fund, Inc.

(the "Fund")

Delinquent Section 16(a) Reports

Under Section 16(a) of the Securities Exchange Act of 1934, as amended, and Section 30(h) of the Investment Company Act of 1940, as amended, and the rules thereunder, the Fund's officers and Directors, persons owning more than 10% of the Fund's shares of common stock, and certain additional persons are required to report their transactions in the Fund's shares to the Securities and Exchange Commission (the "SEC"), the New York Stock Exchange and the Fund. Based solely on written representations of such persons and on copies of reports that have been filed with the SEC, the Fund believes that, during the Fund's most recently completed fiscal year, all filing requirements applicable to such persons were complied with, except that BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), the Fund's investment adviser, and Insight North America LLC ("INA"), the Fund's sub-adviser, failed to file, on a timely basis, their respective Form 3s. BNYM Investment Adviser and INA filed their Form 3s on October 16, 2021 and January 24, 2022, respectively, reflecting that BNYM Investment Adviser and INA, as applicable, did not own any shares of the Fund.